Acquisitions (Narrative) (Details) - USD ($) $ in Thousands						12 Months Ended
	May 03, 2016	Jan. 04, 2016	Jun. 05, 2015	Nov. 07, 2014	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 04, 2015
Business Acquisition [Line Items]
Goodwill						$ 962,282	$ 915,602
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Restricted stock units, charges at the date of modification						58,600
ISM Capital LLP [Member]
Business Acquisition [Line Items]
Goodwill	$ 6,900
Identifiable intangible assets	$ 2,300
Period of contingent consideration	3 years
Liability for earn-out payments						3,700
Eaton Partners [Member]
Business Acquisition [Line Items]
Goodwill		$ 72,000
Identifiable intangible assets		$ 32,300
Period of contingent consideration		4 years
Liability for earn-out payments						$ 27,300
Barclays Wealth and Investment Management, Americas [Member]
Business Acquisition [Line Items]
Goodwill								$ 24,800
Deferred consideration, recognized as a liability								15,200
Barclays Wealth and Investment Management, Americas [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identifiable intangible assets								7,300
Barclays Wealth and Investment Management, Americas [Member] | Stifel Bank [Member]
Business Acquisition [Line Items]
Loans acquired in acquisition								$ 600,000
Sterne Agee Group, Inc. [Member]
Business Acquisition [Line Items]
Goodwill and intangible assets			$ 60,800
Fair value of awards issued as retention			23,800
Employee retention compensation paid in notes			$ 33,800
Sterne Agee Group, Inc. [Member] | Minimum [Member]
Business Acquisition [Line Items]
Individual compensation and benefits useful period			5 years
Sterne Agee Group, Inc. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Individual compensation and benefits useful period			10 years
Sterne Agee Group, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identifiable intangible assets			$ 29,300
1919 Investment Counsel And Trust Company NA [Member]
Business Acquisition [Line Items]
Fair value of awards issued as retention				$ 11,200
Employee retention compensation paid in notes				$ 10,800
1919 Investment Counsel And Trust Company NA [Member] | Minimum [Member]
Business Acquisition [Line Items]
Individual compensation and benefits useful period				5 years
1919 Investment Counsel And Trust Company NA [Member] | Maximum [Member]
Business Acquisition [Line Items]
Individual compensation and benefits useful period				10 years
Oriel Securities [Member]
Business Acquisition [Line Items]
Fair value of awards issued as retention					$ 6,800